Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

5.	Related Party Transactions

Equity Transactions with Acuitas

On July 15, 2022, the Company entered into a securities purchase agreement with Acuitas Group Holdings, LLC (“Acuitas”), the Company’s largest stockholder, pursuant to which Acuitas agreed to purchase from the Company, in a private placement, (i) an aggregate of 363,636 shares of the Company’s Common Stock, at a price of $16.50 per share (the “PIPE Shares”), and (ii) a warrant to purchase 727,273 shares of Common Stock (“PIPE Warrant Shares”), at an exercise price of $18.20, with a term of exercise of five years. The down round feature reduced the exercise price of the PIPE Warrant Shares to $10.00 per share on March 6, 2024, $1.53 per share on September 25, 2024 and again to $1.37 on October 22, 2024 in connection with the offerings further described in Note 8, as the Company sold stock at a price lower than its initial exercise price.

For the three months ended September 30, 2024, the Company calculated the difference in fair value of the PIPE Warrant Shares between the stated exercise price and the reduced exercise price and recorded $325,041 as a deemed dividend in the accompanying condensed statement of changes in stockholders’ equity. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs, the stock price of $1.20, exercise price of $1.53 and $10.00, remaining term of 2.9 years, risk free rate of 3.5% and volatility of 93.0%.

For the three months ended December 31, 2024, the Company calculated the difference in fair value of the PIPE Warrant Shares between the stated exercise price and the reduced exercise price and recorded $44,424 as a deemed dividend in the accompanying condensed statement of changes in stockholders’ equity. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs, the stock price of $3.36, exercise price of $1.53 and $1.37, remaining term of 2.8 years, risk free rate of 4.0% and volatility of 94.0%.

For the nine months ended March 31, 2025, the Company recorded $369,465 as a deemed dividend in the accompanying condensed statement in stockholders’ equity.

Consulting expenses

During the nine months ended March 31, 2025, the Company paid a Director of the Company $50,000 for consulting services which are reflected as a component of selling, general and administrative expenses on the accompanying condensed statement of operations and comprehensive loss. There were no consulting expenses for the three months ended March 31, 2025.

6.	Related Party Transactions

Equity Transactions with Acuitas

On July 15, 2022, the Company entered into a securities purchase agreement with Acuitas Group Holdings, LLC (“Acuitas”), the Company’s largest stockholder, pursuant to which Acuitas agreed to purchase from the Company, in a private placement, (i) an aggregate of 363,636 shares of the Company’s Common Stock, at a price of $16.50 per share (the “PIPE Shares”), and (ii) a warrant to purchase 727,273 shares of Common Stock (“PIPE Warrant Shares”), at an exercise price of $18.20, with a term of exercise of five years. The down round feature reduced the exercise price of the PIPE Warrant Shares to $10.00 per share on March 6, 2024 in connection with the offering further described in Note 9 as the Company sold stock at a price lower than its initial exercise price. The Company calculated the difference in fair value of the PIPE Warrant Shares between the stated exercise price and the reduced exercise price and recorded $886,423 as a deemed dividend. The fair value of the PIPE Warrant Shares were estimated using the Black Scholes Method with the following inputs, the stock price of $10.65, exercise price of $18.20 and $10.00, remaining term of 3.5 years, risk free rate of 4.4% and volatility of 95.0%.

On August 15, 2022, the Company received net proceeds of approximately $5.9 million, net of costs of approximately $94,000, and entered into an amended and restated registration agreement with Acuitas, which amended and restated that certain registration rights agreement, dated as of June 10, 2021, by and between the Company and Acuitas (the “Existing Registration Rights Agreement”), to amend the definition of “Registrable Securities” in the Existing Registration Rights Agreement to include the PIPE Shares and the PIPE Warrant Shares as Registrable Securities thereunder.